Document and Entity Information	Jun. 21, 2023
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	MFS VARIABLE INSURANCE TRUST III
Entity Central Index Key	0001065698
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 21, 2023
Document Effective Date	Jun. 21, 2023
Prospectus Date	Apr. 28, 2023